Revenue - Schedule of Revenue Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 2,352,778
Other revenue	810
Total	2,353,588	¥ 2,015,890	[1]	¥ 1,616,903	[1]
Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,516,179
Total	1,516,969	1,294,516		1,101,055
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	836,599
Total	836,619	721,374		515,848
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,900,944	3,171,533		2,546,284
Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	918,072
Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	584,124
Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,039,807
Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	164,229
Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,068
Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,274
Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,560
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,547,356)
Total	(1,547,356)	(1,155,643)		(929,381)
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	119,188
Total	119,417	96,127		76,768
Exploration and production [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,791
Exploration and production [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,397
Exploration and production [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	658,712	505,430		412,484
Exploration and production [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	477,512
Exploration and production [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	104,927
Exploration and production [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,276
Exploration and production [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,768
Exploration and production [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(539,295)
Total	(539,295)	(409,303)		(335,716)
Refining and chemicals [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	181,294
Total	181,465	172,289		143,657
Refining and chemicals [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	181,294
Refining and chemicals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	874,125	707,804		582,510
Refining and chemicals [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	702,572
Refining and chemicals [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	164,229
Refining and chemicals [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,153
Refining and chemicals [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(692,660)
Total	(692,660)	(535,515)		(438,853)
Marketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,722,263
Total	1,722,466	1,480,764		1,175,272
Marketing [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	963,061
Marketing [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	759,202
Marketing [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,003,105	1,660,456		1,301,616
Marketing [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	440,560
Marketing [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	222,387
Marketing [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,315,959
Marketing [member] | Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,274
Marketing [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,722
Marketing [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(280,639)
Total	(280,639)	(179,692)		(126,344)
Natural gas and pipeline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	328,267
Total	328,470	265,310		219,693
Natural gas and pipeline [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	328,267
Natural gas and pipeline [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	362,626	295,786		247,477
Natural gas and pipeline [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256,810
Natural gas and pipeline [member] | Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,068
Natural gas and pipeline [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,545
Natural gas and pipeline [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(34,156)
Total	(34,156)	(30,476)		(27,784)
Head office and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,766
Total	1,770	1,400		1,513
Head office and other [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,766
Head office and other [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,376	2,057		2,197
Head office and other [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,372
Head office and other [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(606)
Total	¥ (606)	¥ (657)		¥ (684)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).